Cash and Bank Balances - Schedule of Cash and Cash Equivalents (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Cash and Bank Balances [Abstract]
Cash and bank balances	RM 9,611,071	$ 2,281,452	RM 35,214,258
Fixed deposit			1,000,000
Cash at share trading accounts	31,789	7,546
Total	RM 9,642,860	$ 2,288,998	RM 36,214,258	$ 8,100,899	RM 5,872,715	$ 1,244,958	RM 4,637,279	$ 1,010,455